UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
Semiannual Report
T. ROWE PRICE
Spectrum Allocation Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Spectrum Allocation Funds
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Spectrum Allocation Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Spectrum Allocation Funds

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Spectrum Allocation Funds
Portfolio Summary

SPECTRUM CONSERVATIVE ALLOCATION FUND
SPECTRUM MODERATE ALLOCATION FUND
SECURITY DIVERSIFICATION
Spectrum Conservative Allocation Fund
* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION
Spectrum Moderate Allocation Fund
* Includes the cash underlying futures positions.

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM MODERATE GROWTH ALLOCATION FUND
SECURITY DIVERSIFICATION
Spectrum Moderate Growth Allocation Fund
* Includes the cash underlying futures positions.

T. ROWE PRICE Spectrum Allocation Funds

FUND EXPENSE EXAMPLE
As mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM CONSERVATIVE ALLOCATION FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,037.60 $1.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.05   1.97
I Class
Actual   1,000.00   1,038.80   1.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.65   1.37
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.39%, and
the
2
I Class was 0.27%.
SPECTRUM MODERATE ALLOCATION FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,048.70 $2.77
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.30   2.73
I Class
Actual   1,000.00   1,048.90   2.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.00   2.02
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.54%, and
the
2
I Class was 0.40%.
FUND EXPENSE EXAMPLE  (CONTINUED)

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM MODERATE GROWTH ALLOCATION FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,061.70 $3.25
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.85   3.18
I Class
Actual   1,000.00   1,062.50   2.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.60   2.43
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.63%, and
the
2
I Class was 0.48%.
FUND EXPENSE EXAMPLE  (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C11-051 1/24

November 30, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRPBX Spectrum Moderate
Allocation Fund –
.
TPPAX Spectrum Moderate
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 21 .67 $ 23 .44 $ 28 .39 $ 23 .21 $ 22 .82 $ 24 .33
Investment activities
Net investment
income
(1)(2)
0 .20 0 .41 0 .31 0 .29 0 .35 0 .45
Net realized and
unrealized gain/loss 0 .85 ( 0 .62 ) ( 2 .69 ) 6 .17 0 .86 ( 0 .04 )
Total from
investment activities 1 .05 ( 0 .21 ) ( 2 .38 ) 6 .46 1 .21 0 .41
Distributions
Net investment
income ( 0 .26 ) ( 0 .41 ) ( 0 .29 ) ( 0 .30 ) ( 0 .38 ) ( 0 .48 )
Net realized gain — ( 1 .15 ) ( 2 .28 ) ( 0 .98 ) ( 0 .44 ) ( 1 .44 )
Total distributions ( 0 .26 ) ( 1 .56 ) ( 2 .57 ) ( 1 .28 ) ( 0 .82 ) ( 1 .92 )
NET ASSET VALUE
End of period $ 22 .46 $ 21 .67 $ 23 .44 $ 28 .39 $ 23 .21 $ 22 .82

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
4 .87% ( 0 .56 ) % ( 9 .42 ) % 28 .47%
(4)
5 .27% 2 .07%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .71%
(5)
0 .71% 0 .68% 0 .66% 0 .67% 0 .68%
Net expenses after
waivers/payments
by Price Associates 0 .54%
(5)
0 .52% 0 .51% 0 .52% 0 .53% 0 .54%
Net investment
income 1 .80%
(5)
1 .87% 1 .15% 1 .11% 1 .50% 1 .95%
Portfolio turnover rate 26 .6% 65 .5% 80 .3% 60 .2% 71 .0% 62 .6%
Net assets, end of
period (in millions) $1,032 $1,089 $1,295 $2,254 $1,886 $1,972
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.42%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 21 .66 $ 23 .43 $ 28 .40 $ 23 .21 $ 22 .82 $ 24 .34
Investment activities
Net investment
income
(1)(2)
0 .21 0 .44 0 .37 0 .32 0 .37 0 .49
Net realized and
unrealized gain/loss 0 .84 ( 0 .62 ) ( 2 .71 ) 6 .17 0 .87 ( 0 .07 )
Total from
investment activities 1 .05 ( 0 .18 ) ( 2 .34 ) 6 .49 1 .24 0 .42
Distributions
Net investment
income ( 0 .27 ) ( 0 .44 ) ( 0 .35 ) ( 0 .32 ) ( 0 .41 ) ( 0 .50 )
Net realized gain — ( 1 .15 ) ( 2 .28 ) ( 0 .98 ) ( 0 .44 ) ( 1 .44 )
Total distributions ( 0 .27 ) ( 1 .59 ) ( 2 .63 ) ( 1 .30 ) ( 0 .85 ) ( 1 .94 )
NET ASSET VALUE
End of period $ 22 .44 $ 21 .66 $ 23 .43 $ 28 .40 $ 23 .21 $ 22 .82

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
4 .89% ( 0 .43 ) % ( 9 .29 ) % 28 .61%
(4)
5 .41% 2 .11%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .58%
(5)
0 .58% 0 .56% 0 .56% 0 .57% 0 .57%
Net expenses after
waivers/payments
by Price Associates 0 .40%
(5)
0 .39% 0 .39% 0 .41% 0 .42% 0 .43%
Net investment
income 1 .93%
(5)
2 .01% 1 .40% 1 .21% 1 .59% 2 .09%
Portfolio turnover rate 26 .6% 65 .5% 80 .3% 60 .2% 71 .0% 62 .6%
Net assets, end of
period (in thousands) $941,642 $979,573 $1,077,411 $604,872 $428,391 $348,307
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.57%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Allocation Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.9%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.244%, 4/15/35  (1) 340,000 333
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.742%, 1/21/35  (1) 470,000 466
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 323
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  194,000 179
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 306
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 205,000 188
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53  (1) 195,000 196
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.714%, 4/15/35  (1) 615,000 609
CarMax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  395,000 390
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 756
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 192
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.795%, 7/15/36  (1) 400,000 399
Dell Equipment Finance Trust
Series 2023-3, Class A3
5.93%, 4/23/29  (1) 270,000 272
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29  (1) 100,000 101
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 193,500 174

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.764%, 7/17/34  (1) 390,000 387
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 225,379 227
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38  (1) 110,292 111
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  610,000 595
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  385,000 381
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 64
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  700,000 690
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 143
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 680,000 667
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 489,250 465
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51  (1) 195,500 158
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29  (1) 140,000 135
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 260,000 246
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31  (1) 100,000 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31  (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31  (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.814%, 1/23/35  (1) 250,000 248
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29  (1) 50,000 49
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.684%, 10/15/32  (1) 350,000 348
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 10/18/33  (1)(2) 295,000 295
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 493,142 484
MVW
Series 2023-2A, Class A
6.18%, 11/20/40  (1) 395,000 398
MVW
Series 2023-2A, Class B
6.33%, 11/20/40  (1) 100,000 101
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68  (1) 350,000 285
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.648%, 1/20/32  (1) 615,000 614
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.794%, 7/17/35  (1) 290,000 288
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.327%, 7/20/29  (1) 370,000 367
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M TSFR + 1.442%, 6.84%, 1/24/33  (1) 660,000 657
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 83,353 83
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29  (1) 105,000 106
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29  (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29  (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M TSFR + 1.272%, 6.674%, 7/17/29  (1) 150,789 151
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.736%, 4/20/35  (1) 355,000 352
Progress Residential Trust
Series 2023-SFR2, Class A
4.50%, 10/17/28  (1) 330,000 310
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 59,116 58
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  225,000 211
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  235,000 229
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  640,000 629
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 450,000 439
SCF Equipment Leasing
Series 2023-1A, Class A2
6.56%, 1/22/30  (1) 170,000 170
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51  (1) 412,314 348
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53  (1) 375,000 342
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 182
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.737%, 10/20/29  (1) 169,245 169
Total Asset-Backed Securities (Cost $18,072) 17,570
BOND MUTUAL FUNDS 16.8%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.20%  (3)(4) 6,499,117 50,563
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.80%  (3)(4) 645 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.70%  (3)(4) 9,628,812 61,721

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.83%  (3)(4) 2,411,623 22,621
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.99%  (3)(4) 7,832,148 59,603
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.62%  (3)(4) 9,556,250 78,839
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 5.65%  (3)(4) 17,251 79
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.66%  (3)(4) 7,974,256 58,132
Total Bond Mutual Funds (Cost $401,425) 331,564
COMMON STOCKS 52.7%
COMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 0.2%
KT (KRW)  43,025 1,118
Nippon Telegraph & Telephone (JPY)  3,106,500 3,635
4,753
Entertainment 0.3%
Liberty Media Corp-Liberty Live, Class C  (5) 12,016 412
Netflix  (5) 12,883 6,106
Sea, ADR  (5) 10,871 394
6,912
Interactive Media & Services 2.1%
Alphabet, Class A  (5) 24,480 3,244
Alphabet, Class C  (5) 177,806 23,812
LY (JPY)  248,400 720
Meta Platforms, Class A  (5) 37,272 12,194
NAVER (KRW)  5,283 849
Tencent Holdings (HKD)  12,700 529
Vimeo  (5) 61,949 218
41,566
Media 0.1%
CyberAgent (JPY)  116,900 706
WPP (GBP)  180,463 1,613
2,319
Wireless Telecommunication Services 0.4%
T-Mobile U.S.  46,338 6,972
Vodafone Group, ADR  105,619 957
7,929
Total Communication Services 63,479

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 5.4%
Automobile Components 0.3%
Autoliv, SDR (SEK)  14,954 1,550
Denso (JPY)  100,800 1,582
Dowlais Group (GBP)  320,408 415
Magna International  29,289 1,579
Stanley Electric (JPY)  32,100 594
5,720
Automobiles 0.6%
General Motors  8,428 267
Honda Motor (JPY)  61,200 626
Rivian Automotive, Class A  (5) 19,026 319
Suzuki Motor (JPY)  28,100 1,148
Tesla  (5) 23,360 5,608
Toyota Motor (JPY)  170,300 3,233
11,201
Broadline Retail 1.6%
Alibaba Group Holding, ADR  (5) 5,191 389
Amazon.com  (5) 193,545 28,275
Kohl's  8,240 193
Next (GBP)  16,228 1,629
Ollie's Bargain Outlet Holdings  (5) 10,269 752
Savers Value Village  (5) 5,663 85
31,323
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions  (5) 7,879 689
Clear Secure, Class A  21,246 453
Duolingo  (5) 2,319 492
Rover Group, Acquisition Date: 8/2/21, Cost $—  (5)(6)(7) 10,622 —
Service Corp International  13,277 813
Strategic Education  6,660 593
3,040
Hotels, Restaurants & Leisure 1.3%
Amadeus IT Group (EUR)  18,805 1,291
BJ's Restaurants  (5) 13,269 397
Booking Holdings  (5) 2,008 6,276
Cava Group  (5) 8,562 291
Cava Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $327  (5)(6) 34,248 1,165
Chipotle Mexican Grill  (5) 966 2,127
Chuy's Holdings  (5) 8,961 316
Compass Group (GBP)  97,475 2,468
DoorDash, Class A  (5) 6,106 574
Dutch Bros, Class A  (5) 13,602 364

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Worldwide Holdings  15,129 2,534
Jack in the Box  2,800 203
McDonald's  15,708 4,427
Norwegian Cruise Line Holdings  (5)(8) 28,900 441
Papa John's International  12,553 819
Red Rock Resorts, Class A  7,183 320
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443  (5)(6)(7)(9) 51,774 281
Wyndham Hotels & Resorts  5,693 440
24,734
Household Durables 0.3%
Installed Building Products  1,800 271
Panasonic Holdings (JPY)  128,100 1,320
Persimmon (GBP)  51,875 822
Skyline Champion  (5) 7,790 469
Sony Group (JPY)  25,300 2,175
5,057
Specialty Retail 0.8%
AutoZone (5) 637 1,663
Bath & Body Works  8,197 267
Burlington Stores  (5) 5,786 981
Caleres  11,300 343
Carvana  (5) 12,316 386
Five Below  (5) 2,047 386
Floor & Decor Holdings, Class A  (5) 1,597 146
Home Depot  3,660 1,147
Kingfisher (GBP)  608,964 1,690
Monro  11,542 334
O'Reilly Automotive  (5) 2,089 2,052
RH  (5) 729 197
Ross Stores  10,700 1,395
TJX  11,077 976
Tractor Supply  (8) 900 183
Ulta Beauty  (5) 7,482 3,187
Warby Parker, Class A  (5) 28,705 299
Zalando (EUR)  (5) 2,122 51
15,683
Textiles, Apparel & Luxury Goods 0.3%
Dr. Martens (GBP)  114,031 130
Kering (EUR)  2,851 1,226
Lululemon Athletica  (5) 2,593 1,159
Moncler (EUR)  23,967 1,328
NIKE, Class B  6,014 663
Samsonite International (HKD)  (5) 237,600 693

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Skechers USA, Class A  (5) 7,803 460
5,659
Total Consumer Discretionary 102,417
CONSUMER STAPLES 3.8%
Beverages 0.6%
Boston Beer, Class A  (5) 2,039 723
Coca-Cola  76,512 4,471
Coca-Cola Consolidated  198 146
Diageo (GBP)  55,020 1,926
Heineken (EUR)  21,344 1,954
Kirin Holdings (JPY)  47,900 677
PepsiCo  10,707 1,802
11,699
Consumer Staples Distribution & Retail 0.5%
Dollar General  11,458 1,502
Seven & i Holdings (JPY)  50,500 1,939
Target  14,736 1,972
Walmart  30,049 4,678
Welcia Holdings (JPY)  23,200 405
10,496
Food Products 1.2%
Barry Callebaut (CHF)  604 1,007
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $174  (5)(6)(7) 9,408 49
Hershey  8,904 1,673
Kraft Heinz  69,496 2,440
Mondelez International, Class A  108,659 7,721
Nestle (CHF)  61,965 7,051
Post Holdings  (5) 6,137 524
Simply Good Foods  (5) 6,800 263
TreeHouse Foods  (5) 6,005 245
Utz Brands  19,943 264
Wilmar International (SGD)  549,000 1,489
22,726
Household Products 0.6%
Colgate-Palmolive  59,153 4,659
Procter & Gamble  51,822 7,956
12,615
Personal Care Products 0.7%
BellRing Brands  (5) 22,908 1,212
Kenvue  250,416 5,119
L'Oreal (EUR)  5,172 2,430

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unilever (GBP)  89,050 4,248
13,009
Tobacco 0.2%
Philip Morris International  38,697 3,613
3,613
Total Consumer Staples 74,158
ENERGY 2.6%
Energy Equipment & Services 0.7%
ChampionX  17,741 520
Expro Group Holdings  (5) 16,422 255
Halliburton  139,242 5,156
Liberty Energy, Class A  30,817 612
NOV  29,200 550
Schlumberger  115,358 6,003
TechnipFMC  22,938 475
Weatherford International  (5) 5,000 454
14,025
Oil, Gas & Consumable Fuels 1.9%
Chevron  26,473 3,801
ConocoPhillips  25,107 2,902
Diamondback Energy  22,995 3,551
EQT  133,658 5,341
Equinor (NOK)  106,525 3,403
Exxon Mobil  25,526 2,622
Kimbell Royalty Partners  13,047 201
Kinder Morgan  96,257 1,691
Magnolia Oil & Gas, Class A  24,329 523
Pioneer Natural Resources  4,800 1,112
Range Resources  98,359 3,197
Shell, ADR  33,353 2,195
Southwestern Energy  (5) 104,500 689
TotalEnergies (EUR)  61,712 4,206
Williams  82,659 3,041
38,475
Total Energy 52,500
FINANCIALS 8.8%
Banks 2.8%
ANZ Group Holdings (AUD)  63,406 1,020
Bank of America  245,014 7,471
BankUnited  12,328 340
Blue Foundry Bancorp  (5) 8,536 74
BNP Paribas (EUR)  25,882 1,627
Cadence Bank  16,628 417

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capitol Federal Financial  37,933 205
Columbia Banking System  20,100 451
CRB Group, Acquisition Date: 4/14/22, Cost $33  (5)(6)(7) 313 24
CrossFirst Bankshares  (5) 15,307 172
DBS Group Holdings (SGD)  49,242 1,170
Dime Community Bancshares  12,009 241
DNB Bank (NOK)  146,677 2,796
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $41  (5)(6)(7) 4,058 71
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20  (5)(6)(7) 1,993 35
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (5)(6)(7) 605 5
East West Bancorp  18,385 1,157
Eastern Bankshares  20,500 245
Equity Bancshares, Class A  7,882 199
Erste Group Bank (EUR)  17,933 725
FB Financial  10,103 339
First Bancshares  10,327 265
Five Star Bancorp  7,880 180
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67  (5)(6)(7) 6,708 20
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (5)(6)(7) 1,212 —
HarborOne Bancorp  5,389 59
HDFC Bank (INR)  77,505 1,451
Heritage Commerce  21,809 185
Home BancShares  12,583 279
ING Groep (EUR)  220,557 3,099
Intesa Sanpaolo (EUR)  362,293 1,044
JPMorgan Chase  69,094 10,784
Kearny Financial  16,325 129
Live Oak Bancshares  13,448 452
Lloyds Banking Group (GBP)  2,253,110 1,242
Mitsubishi UFJ Financial Group (JPY)  210,600 1,795
National Bank of Canada (CAD)  32,742 2,170
Origin Bancorp  12,774 406
Pacific Premier Bancorp  11,738 264
Pinnacle Financial Partners  7,212 523
PNC Financial Services Group  12,544 1,680
Popular  4,308 318
SouthState  7,821 579
Standard Chartered (GBP)  98,674 817
Sumitomo Mitsui Trust Holdings (JPY)  17,997 677
Svenska Handelsbanken, Class A (SEK)  179,805 1,699
Texas Capital Bancshares  (5) 5,633 309

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Overseas Bank (SGD)  91,000 1,857
Veritex Holdings  12,628 242
Wells Fargo  77,701 3,465
Western Alliance Bancorp  7,394 379
55,153
Capital Markets 1.1%
Bridgepoint Group (GBP)  198,786 585
Brookfield (CAD)  (8) 38,017 1,341
Cboe Global Markets  15,493 2,823
Charles Schwab  42,398 2,600
CME Group  8,109 1,771
Goldman Sachs Group  13,310 4,546
Julius Baer Group (CHF)  21,608 1,093
LPL Financial Holdings  10,360 2,303
Macquarie Group (AUD)  10,217 1,138
Morgan Stanley  11,690 927
MSCI  426 222
P10, Class A  24,555 250
S&P Global  2,859 1,189
StepStone Group, Class A  11,259 288
TMX Group (CAD)  16,840 364
XP, Class A  28,000 652
22,092
Consumer Finance 0.2%
American Express  15,367 2,624
Encore Capital Group  (5) 5,973 268
PRA Group  (5) 7,091 131
3,023
Financial Services 2.0%
Adyen (EUR)  (5) 830 970
ANT Group, Acquisition Date: 8/14/23, Cost $294  (5)(6)(7) 293,381 287
Berkshire Hathaway, Class B  (5) 22,510 8,104
Challenger (AUD)  111,911 438
Corebridge Financial  35,685 750
Fiserv  (5) 40,747 5,322
FleetCor Technologies  (5) 3,235 778
Mastercard, Class A  14,310 5,922
Mitsubishi HC Capital (JPY)  115,600 754
PennyMac Financial Services  13,067 1,016
Toast, Class A  (5) 16,525 246
Visa, Class A  57,923 14,868
39,455
Insurance 2.7%
AIA Group (HKD)  224,400 1,929

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Allstate  29,906 4,123
Assurant  4,750 798
AXA (EUR)  117,477 3,663
Axis Capital Holdings  13,984 788
Chubb  29,034 6,661
Definity Financial (CAD)  21,945 598
First American Financial  9,134 544
Hanover Insurance Group  4,765 592
Hartford Financial Services Group  13,530 1,058
Kemper  3,815 169
Mandatum (EUR)  (5) 46,918 201
Marsh & McLennan  7,503 1,496
MetLife  81,883 5,210
Munich Re (EUR)  10,251 4,366
Ping An Insurance Group, Class H (HKD)  77,000 353
Progressive  33,305 5,463
Sampo, Class A (EUR)  46,918 2,052
Selective Insurance Group  11,319 1,151
Storebrand (NOK)  163,566 1,415
Sun Life Financial (CAD)  37,466 1,892
Tokio Marine Holdings (JPY)  91,800 2,273
Travelers  24,994 4,515
White Mountains Insurance Group  230 352
Zurich Insurance Group (CHF)  4,958 2,484
54,146
Total Financials 173,869
HEALTH CARE 7.6%
Biotechnology 0.9%
Agios Pharmaceuticals  (5) 5,153 115
Amgen  15,558 4,195
Apellis Pharmaceuticals  (5) 13,155 709
Arcellx  (5) 4,600 242
Argenx, ADR  (5) 1,511 681
Ascendis Pharma, ADR  (5) 5,748 577
Avid Bioservices  (5) 23,336 119
BioMarin Pharmaceutical  (5) 5,200 474
Blueprint Medicines  (5) 8,334 580
Cerevel Therapeutics Holdings  (5) 6,726 174
Crinetics Pharmaceuticals  (5) 8,276 263
CRISPR Therapeutics  (5) 3,514 235
Cytokinetics  (5) 7,000 234
Genmab (DKK)  (5) 2,943 926
HilleVax  (5) 4,620 63
Icosavax  (5) 10,808 109
Immatics  (5) 8,954 79

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insmed  (5) 20,225 506
Ionis Pharmaceuticals  (5) 8,949 443
Karuna Therapeutics  (5) 2,805 536
Kymera Therapeutics  (5) 3,062 64
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $3  (5)(6) 200 —
MacroGenics  (5) 15,859 130
MoonLake Immunotherapeutics  (5) 4,885 215
MorphoSys, ADR  (5) 20,626 141
Prothena  (5) 4,039 132
RAPT Therapeutics  (5) 5,668 82
Regeneron Pharmaceuticals  (5) 3,693 3,042
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (5)(6) 1,127 9
Vaxcyte  (5) 5,820 301
Vertex Pharmaceuticals  (5) 6,416 2,277
Verve Therapeutics  (5) 9,664 109
Xencor  (5) 6,799 125
Zentalis Pharmaceuticals  (5) 6,256 70
17,957
Health Care Equipment & Supplies 1.0%
Alcon (CHF)  13,095 988
Align Technology  (5) 611 131
Becton Dickinson & Company  4,144 979
Elekta, Class B (SEK)  114,098 890
EssilorLuxottica (EUR)  8,002 1,528
GE HealthCare Technologies  28,059 1,921
ICU Medical  (5) 3,504 307
Intuitive Surgical  (5) 10,304 3,203
Koninklijke Philips (EUR)  (5) 67,200 1,379
Masimo  (5) 5,948 558
Medtronic  15,912 1,261
Neogen  (5) 25,119 426
Outset Medical  (5) 18,061 95
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192  (5)(6)(7) 51,080 20
Penumbra  (5) 379 84
PROCEPT BioRobotics  (5) 18,697 693
QuidelOrtho  (5) 6,072 417
Siemens Healthineers (EUR)  39,089 2,256
STERIS  7,518 1,511
Stryker  4,491 1,331
Teleflex  1,252 283
20,261
Health Care Providers & Services 2.4%
Alignment Healthcare  (5) 35,573 267
Cencora  38,614 7,853

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elevance Health  24,054 11,534
Fresenius (EUR)  43,313 1,375
Guardant Health  (5) 8,233 207
HCA Healthcare  7,254 1,817
Humana  5,035 2,441
Molina Healthcare  (5) 10,141 3,707
NeoGenomics  (5) 33,172 603
Privia Health Group  (5) 25,347 524
Quest Diagnostics  16,775 2,302
Tenet Healthcare  (5) 16,736 1,155
U.S. Physical Therapy  3,762 320
UnitedHealth Group  24,031 13,288
47,393
Health Care Technology 0.0%
Certara (5) 14,001 202
Veeva Systems, Class A  (5) 2,666 465
667
Life Sciences Tools & Services 0.8%
10X Genomics, Class A  (5) 5,000 218
Agilent Technologies  19,563 2,500
Bruker  10,624 692
Danaher  13,502 3,015
Evotec (EUR)  (5) 25,518 517
Pacific Biosciences of California  (5) 38,437 326
Repligen  (5) 1,663 262
Thermo Fisher Scientific  18,516 9,179
16,709
Pharmaceuticals 2.5%
Astellas Pharma (JPY)  185,700 2,263
AstraZeneca, ADR  95,784 6,187
Bayer (EUR)  34,067 1,166
Catalent  (5) 8,818 343
Eli Lilly  17,168 10,147
GSK, ADR  34,646 1,247
Johnson & Johnson  16,368 2,531
Merck  53,240 5,456
Novartis (CHF)  37,347 3,645
Novo Nordisk, Class B (DKK)  33,950 3,469
Otsuka Holdings (JPY)  30,300 1,169
Pfizer  82,486 2,513
Roche Holding (CHF)  13,119 3,529
Sanofi (EUR)  39,983 3,729
Structure Therapeutics, ADR  (5) 5,348 298

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  7,003 1,237
48,929
Total Health Care 151,916
INDUSTRIALS & BUSINESS SERVICES 5.9%
Aerospace & Defense 0.7%
Bombardier, Class B (CAD)  (5)(8) 4,400 152
Cadre Holdings  5,513 177
General Dynamics  21,076 5,205
L3Harris Technologies  10,186 1,944
Leonardo DRS  (5) 17,285 319
Melrose Industries (GBP)  259,744 1,705
Northrop Grumman  1,866 887
Safran (EUR)  11,460 2,015
TransDigm Group  608 585
12,989
Building Products 0.2%
AZZ  14,231 700
Carrier Global  57,463 2,986
CSW Industrials  3,150 558
Zurn Elkay Water Solutions  16,179 476
4,720
Commercial Services & Supplies 0.3%
Casella Waste Systems, Class A  (5) 6,061 490
Cintas  724 401
Element Fleet Management (CAD)  137,023 2,207
Rentokil Initial (GBP)  79,149 430
Stericycle  (5) 8,059 378
Tetra Tech  2,302 364
Veralto  (5) 11,558 893
VSE  6,105 369
5,532
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings  (5) 9,021 376
Worley (AUD)  131,355 1,470
1,846
Electrical Equipment 0.7%
ABB (CHF)  67,009 2,665
AMETEK  29,955 4,650
Legrand (EUR)  19,986 1,928
Mitsubishi Electric (JPY)  156,600 2,121
Prysmian (EUR)  43,136 1,664

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thermon Group Holdings  (5) 5,888 177
13,205
Ground Transportation 0.8%
Central Japan Railway (JPY)  33,000 792
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $—  (5)
(6)(7) 1,199 —
CSX  205,636 6,642
Landstar System  2,222 384
Norfolk Southern  6,182 1,349
Old Dominion Freight Line  7,091 2,759
Saia  (5) 2,370 925
Union Pacific  13,160 2,964
15,815
Industrial Conglomerates 0.9%
DCC (GBP)  17,476 1,182
General Electric  37,491 4,566
Honeywell International  16,201 3,174
Roper Technologies  3,173 1,708
Siemens (EUR)  46,173 7,756
18,386
Machinery 1.3%
Caterpillar  2,149 539
Crane  3,300 349
Cummins  21,528 4,826
Deere  2,351 857
Dover  3,316 468
Enerpac Tool Group  18,606 508
Enpro Industries  2,817 362
Esab  4,899 378
ESCO Technologies  4,241 445
Federal Signal  13,105 903
Graco  6,167 498
Helios Technologies  6,877 264
IDEX  14,751 2,975
Ingersoll Rand  20,520 1,466
John Bean Technologies  4,918 508
KION Group (EUR)  20,661 753
Marel (ISK)  25,415 78
Mueller Water Products, Class A  33,787 449
RBC Bearings  (5) 3,645 939
Sandvik (SEK)  69,106 1,366
SMC (JPY)  1,300 655
SPX Technologies  (5) 8,759 747
THK (JPY)  (8) 31,400 629

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toro  3,785 314
Westinghouse Air Brake Technologies  40,833 4,760
26,036
Passenger Airlines 0.0%
Allegiant Travel  3,302 226
226
Professional Services 0.5%
ASGN (5) 2,100 187
Booz Allen Hamilton Holding  19,665 2,461
Broadridge Financial Solutions  10,445 2,025
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60  (5)(6)(7) 7,797 42
Clarivate  (5) 39,736 308
Legalzoom.com  (5) 18,396 212
Parsons  (5) 12,542 781
Paycor HCM  (5) 22,183 471
Recruit Holdings (JPY)  40,900 1,511
TechnoPro Holdings (JPY)  46,600 1,084
Teleperformance (EUR)  5,672 796
9,878
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  26,838 1,622
Beacon Roofing Supply  (5) 7,609 611
Bunzl (GBP)  30,725 1,166
Mitsubishi (JPY)  28,700 1,338
Rush Enterprises, Class A  10,399 413
SiteOne Landscape Supply  (5) 5,223 736
Sumitomo (JPY)  77,700 1,629
7,515
Total Industrials & Business Services 116,148
INFORMATION TECHNOLOGY 11.6%
Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  271,835 1,344
1,344
Electronic Equipment, Instruments & Components 0.7%
Amphenol, Class A  41,824 3,806
CTS  9,160 355
Hamamatsu Photonics (JPY)  24,600 973
Largan Precision (TWD)  6,000 458
Littelfuse  2,297 535
Mirion Technologies  (5) 64,260 574
Murata Manufacturing (JPY)  73,200 1,422
Napco Security Technologies  8,460 259
Novanta  (5) 2,963 428

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omron (JPY)  14,100 591
PAR Technology  (5) 22,381 824
TE Connectivity  13,756 1,802
Teledyne Technologies  (5) 2,090 842
Vontier  14,595 492
13,361
IT Services 0.4%
Accenture, Class A  5,378 1,792
MongoDB  (5) 3,345 1,391
NTT Data Group (JPY)  165,200 2,007
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $13  (5)(6)
(7) 302 22
Shopify, Class A  (5) 19,453 1,417
Snowflake, Class A  (5) 2,735 513
Themis Solutions, Acquisition Date: 4/14/21, Cost $34  (5)(6)(7) 1,500 29
7,171
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices  (5) 10,977 1,330
Analog Devices  19,657 3,605
Applied Materials  37,253 5,580
ASML Holding (EUR)  6,365 4,338
ASML Holding  3,550 2,427
Broadcom  3,331 3,084
Entegris  8,014 837
Intel  33,900 1,515
KLA  6,322 3,443
Lam Research  3,756 2,689
Lattice Semiconductor  (5) 11,773 689
MACOM Technology Solutions Holdings  (5) 7,470 627
Micron Technology  63,072 4,801
Monolithic Power Systems  2,189 1,201
NVIDIA  49,700 23,245
NXP Semiconductors  39,168 7,993
Onto Innovation  (5) 6,115 862
QUALCOMM  31,081 4,011
Renesas Electronics (JPY)  (5) 62,200 1,084
Taiwan Semiconductor Manufacturing (TWD)  256,759 4,697
Taiwan Semiconductor Manufacturing, ADR  7,358 716
Texas Instruments  24,232 3,701
Tokyo Electron (JPY)  11,800 1,896
84,371
Software 4.1%
Adobe (5) 553 338
Agilysys  (5) 4,724 407

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Amplitude, Class A  (5) 31,556 336
Atlassian, Class A  (5) 3,580 684
BILL Holdings  (5) 6,361 416
Braze, Class A  (5) 3,200 176
Cadence Design Systems  (5) 8,600 2,350
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $459  (5)(6)(7) 269 287
Confluent, Class A  (5) 11,960 254
Crowdstrike Holdings, Class A  (5) 1,968 466
Datadog, Class A  (5) 4,081 476
Descartes Systems Group  (5) 10,165 824
DoubleVerify Holdings  (5) 23,195 770
Envestnet  (5) 7,287 277
Five9  (5) 8,226 627
Fortinet  (5) 2,561 135
Gusto, Acquisition Date: 10/4/21, Cost $148  (5)(6)(7) 5,153 79
Intuit  4,437 2,535
Manhattan Associates  (5) 1,909 426
Microsoft  144,264 54,663
Salesforce  (5) 4,300 1,083
SAP (EUR)  19,821 3,153
ServiceNow  (5) 8,066 5,531
Socure, Acquisition Date: 12/22/21, Cost $26  (5)(6)(7) 1,599 9
Synopsys  (5) 5,501 2,988
Workiva  (5) 7,125 685
79,975
Technology Hardware, Storage & Peripherals 2.0%
Apple  187,752 35,664
Samsung Electronics (KRW)  53,026 2,990
38,654
Total Information Technology 224,876
MATERIALS 1.7%
Chemicals 0.9%
Air Liquide (EUR)  12,227 2,318
Akzo Nobel (EUR)  18,339 1,412
Asahi Kasei (JPY)  121,600 844
BASF (EUR)  23,790 1,107
Covestro (EUR)  (5) 24,616 1,294
Element Solutions  54,962 1,152
HB Fuller  3,823 289
Johnson Matthey (GBP)  44,561 873
Linde  14,664 6,068
Nutrien  13,646 730
Quaker Chemical  2,913 521
Sherwin-Williams  3,544 988

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tosoh (JPY)  9,500 126
Umicore (EUR)  36,527 976
18,698
Construction Materials 0.0%
Martin Marietta Materials  1,370 637
637
Containers & Packaging 0.0%
Amcor, CDI (AUD)  48,451 459
459
Metals & Mining 0.7%
Antofagasta (GBP)  74,633 1,325
BHP Group (AUD)  40,193 1,224
BHP Group (GBP)  55,492 1,686
Constellium  (5) 38,971 678
ERO Copper (CAD)  (5)(8) 16,612 205
Franco-Nevada  6,000 673
Freeport-McMoRan  50,684 1,891
Haynes International  8,394 412
IGO (AUD)  145,741 820
Pilbara Minerals (AUD)  478,363 1,144
South32 (AUD)  359,264 722
Southern Copper  29,506 2,122
Wheaton Precious Metals  22,500 1,100
14,002
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  97,405 1,266
West Fraser Timber (CAD)  2,981 216
1,482
Total Materials 35,278
REAL ESTATE 1.0%
Health Care Real Estate Investment Trusts 0.0%
Community Healthcare Trust, REIT  5,027 136
136
Industrial Real Estate Investment Trusts 0.2%
EastGroup Properties, REIT  6,472 1,125
Prologis, REIT  12,237 1,406
Rexford Industrial Realty, REIT  11,973 589
Terreno Realty, REIT  5,203 297
3,417

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  111,003 537
537
Real Estate Management & Development 0.2%
Colliers International Group  3,400 354
DigitalBridge Group  13,222 228
FirstService  7,805 1,225
Mitsui Fudosan (JPY)  89,800 2,111
Tricon Residential  44,952 354
4,272
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  44,327 3,152
Flagship Communities REIT  8,582 128
Independence Realty Trust, REIT  27,171 370
3,650
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  709,231 1,240
1,240
Specialized Real Estate Investment Trusts 0.3%
CubeSmart, REIT  15,375 611
Extra Space Storage, REIT  5,388 701
Public Storage, REIT  14,986 3,878
Weyerhaeuser, REIT  43,533 1,365
6,555
Total Real Estate 19,807
UTILITIES 1.0%
Electric Utilities 0.6%
Constellation Energy  51,951 6,288
Evergy  7,898 403
FirstEnergy  11,980 443
IDACORP  6,702 647
MGE Energy  3,784 279
NextEra Energy  43,625 2,552
NRG Energy  11,700 560
Southern  17,336 1,230
12,402
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  118,500 393
Chesapeake Utilities  7,677 734
ONE Gas  3,635 210
Southwest Gas Holdings  10,495 620
1,957

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development (JPY)  54,700 850
850
Multi-Utilities 0.3%
Ameren  4,055 315
Engie (EUR)  181,611 3,151
National Grid (GBP)  151,099 1,960
5,426
Water Utilities 0.0%
California Water Service Group  8,281 419
419
Total Utilities 21,054
Total Miscellaneous Common Stocks  0.2%  (10) 4,780
Total Common Stocks (Cost $628,201) 1,040,282
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23, Cost $8  (5)
(6)(7) 8,319 —
Total Convertible Bonds (Cost $8) —
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Series D, Acquisition Date: 11/13/20,
Cost $91  (5)(6)(7)(9) 10,166 55
55
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134  (5)(6)(7) 22,936 25
25
Total Consumer Discretionary 80
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1  (5)(6)(7) 25 —
Total Consumer Staples —

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $116  (5)(6)
(7) 1,101 85
Total Financials 85
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64  (5)(6)(7) 23,170 84
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99  (5)(6)(7) 12,283 45
129
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70  (5)(6)(7) 68,919 70
70
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132  (5)(6)(7) 54,988 64
64
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63  (5)(6)(7) 5,327 48
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73  (5)(6)(7) 8,237 24
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96  (5)(6)(7) 7,007 425
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144  (5)(6)(7) 3,255 198
695
Total Health Care 958
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $74  (5)(6)(7) 1,636 52
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146  (5)(6)(7) 26,194 132
184
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $68  (5)(6)(7) 5,632 43
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $39  (5)(6)(7) 1,899 15
58
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72  (5)(6)(7) 3,445 10
10

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $103  (5)(6)(7) 14,525 —
Convoy, Series D, Acquisition Date: 10/30/19, Cost $142  (5)(6)(7) 10,496 —
—
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53  (5)(6)(7) 11,613 63
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166  (5)(6)(7) 16,497 89
152
Total Industrials & Business Services 404
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58  (5)(6)(7) 3,986 28
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23  (5)(6)(7) 1,224 9
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $—  (5)
(6)(7) 5 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61  (5)(6)
(7) 2,321 169
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $12  (5)(6)
(7) 116 8
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8  (5)(6)(7) 340 7
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1  (5)(6)(7) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1  (5)
(6)(7) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $96  (5)(6)(7) 4,280 84
307
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27  (5)(6)(7) 16 17
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2  (5)(6)(7) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147  (5)(6)(7) 2,493 183
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433  (5)(6)
(7) 5,892 433
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44  (5)(6)(7) 593 44
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219  (5)(6)(7) 7,205 111
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $157  (5)
(6)(7) 12,058 75
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69  (5)(6)(7) 3,303 20
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68  (5)(6)(7) 13,365 68

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $88  (5)(6)(7) 14,030 101
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10  (5)(6)(7) 1,110 8
Socure, Series A, Acquisition Date: 12/22/21, Cost $31  (5)(6)(7) 1,943 11
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26  (5)(6)(7) 1,595 9
Socure, Series B, Acquisition Date: 12/22/21, Cost $1  (5)(6)(7) 29 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $59  (5)(6)(7) 3,698 20
1,101
Total Information Technology 1,408
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88  (5)(6)(7) 1,853 88
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123  (5)(6)(7) 2,982 61
149
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $75  (5)
(6)(7) 2,736 117
117
Total Materials 266
Total Convertible Preferred Stocks (Cost $3,873) 3,201
CORPORATE BONDS 3.8%
AbbVie, 3.20%, 11/21/29  275,000 249
AbbVie, 4.05%, 11/21/39  320,000 275
AbbVie, 4.25%, 11/21/49  295,000 248
AbbVie, 4.70%, 5/14/45  520,000 466
AbbVie, 4.875%, 11/14/48  390,000 358
AerCap Ireland Capital, 2.45%, 10/29/26  360,000 328
AerCap Ireland Capital, 3.30%, 1/30/32  595,000 493
AerCap Ireland Capital, 4.875%, 1/16/24  380,000 379
AES, 5.45%, 6/1/28  65,000 64
AIB Group, VR, 6.608%, 9/13/29  (1)(11) 200,000 204
Ally Financial, 4.75%, 6/9/27  290,000 273
Ally Financial, Series C, VR, 4.70%  (11)(12) 211,000 136
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Honda Finance, 5.65%, 11/15/28  255,000 260
American Tower, 5.25%, 7/15/28  65,000 65
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  37,000 33
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  305,000 311
Aon, 2.80%, 5/15/30  110,000 95
AT&T, 3.50%, 9/15/53  445,000 295

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Baltimore Gas & Electric, 5.40%, 6/1/53  150,000 145
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (11) 255,000 290
Banco Santander, 6.921%, 8/8/33  200,000 199
Bank of America, VR, 1.898%, 7/23/31  (11) 1,220,000 948
Bank of America, VR, 1.922%, 10/24/31  (11) 690,000 537
Bank of America, VR, 2.496%, 2/13/31  (11) 750,000 620
Bank of America, VR, 2.592%, 4/29/31  (11) 75,000 62
Bank of America, VR, 3.419%, 12/20/28  (11) 70,000 64
Bank of America, VR, 3.559%, 4/23/27  (11) 180,000 171
Bank of America, VR, 4.271%, 7/23/29  (11) 715,000 671
Bank of America, VR, 5.819%, 9/15/29  (11) 610,000 616
Bank of Montreal, 5.717%, 9/25/28  60,000 61
Bank of New York Mellon, VR, 6.317%, 10/25/29  (11) 290,000 300
Bank of New York Mellon, VR, 6.474%, 10/25/34  (11) 335,000 354
Barclays, VR, 5.501%, 8/9/28  (11) 200,000 196
Barclays, VR, 6.224%, 5/9/34  (11) 230,000 226
Barclays, VR, 6.692%, 9/13/34  (11) 475,000 483
Barclays, VR, 9.625%  (11)(12) 240,000 242
BAT Capital, 2.259%, 3/25/28  100,000 87
BAT Capital, 7.079%, 8/2/43  150,000 152
BAT Capital, 7.081%, 8/2/53  235,000 239
BAT International Finance, 1.668%, 3/25/26  60,000 55
Bayer U.S. Finance, 6.125%, 11/21/26  (1) 200,000 201
Becton Dickinson & Company, 2.823%, 5/20/30  190,000 164
Becton Dickinson & Company, 3.70%, 6/6/27  225,000 214
Becton Dickinson & Company, 4.298%, 8/22/32  95,000 88
Bimbo Bakeries USA, 6.40%, 1/15/34  (1) 200,000 213
Boardwalk Pipelines, 3.40%, 2/15/31  255,000 221
Boardwalk Pipelines, 4.45%, 7/15/27  43,000 41
Boardwalk Pipelines, 5.95%, 6/1/26  495,000 498
Boeing, 3.25%, 2/1/28  70,000 65
Boeing, 5.04%, 5/1/27  445,000 441
Boeing, 5.805%, 5/1/50  240,000 234
Booz Allen Hamilton, 5.95%, 8/4/33  135,000 137
Boston Gas, 6.119%, 7/20/53  (1) 105,000 103
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 314
Brixmor Operating Partnership, 4.05%, 7/1/30  93,000 84
Brixmor Operating Partnership, 4.125%, 5/15/29  798,000 731
Broadcom, 3.875%, 1/15/27  60,000 57
CaixaBank, VR, 6.208%, 1/18/29  (1)(11) 380,000 377
CaixaBank, VR, 6.684%, 9/13/27  (1)(11) 295,000 297
CaixaBank, VR, 6.84%, 9/13/34  (1)(11) 355,000 357
Capital One Financial, 3.65%, 5/11/27  740,000 683
Capital One Financial, 3.75%, 3/9/27  65,000 60
Capital One Financial, VR, 2.359%, 7/29/32  (11) 510,000 361

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, VR, 3.273%, 3/1/30  (11) 190,000 162
Capital One Financial, VR, 5.247%, 7/26/30  (11) 100,000 94
Capital One Financial, VR, 5.468%, 2/1/29  (11) 595,000 569
Carrier Global, 2.493%, 2/15/27  65,000 60
Carrier Global, 5.80%, 11/30/25  (1) 85,000 85
Carvana, 12.00%, 12/1/28, (12.00% PIK)  (1)(13) 144,000 113
Carvana, 13.00%, 6/1/30, (13.00% PIK)  (1)(13) 216,000 169
Carvana, 14.00%, 6/1/31, (14.00% PIK)  (1)(13) 255,000 200
CBRE Services, 5.95%, 8/15/34  300,000 298
Celanese U.S. Holdings, 6.05%, 3/15/25  51,000 51
Celanese U.S. Holdings, 6.165%, 7/15/27  65,000 65
Centene, 2.50%, 3/1/31  370,000 294
Centene, 2.625%, 8/1/31  940,000 750
Centene, 4.25%, 12/15/27  60,000 57
Charter Communications Operating, 3.75%, 2/15/28  100,000 93
Charter Communications Operating, 5.75%, 4/1/48  105,000 89
Charter Communications Operating, 6.484%, 10/23/45  90,000 83
Charter Communications Operating, 6.65%, 2/1/34  360,000 368
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  175,000 173
Cheniere Energy, 4.625%, 10/15/28  65,000 62
Citigroup, 4.45%, 9/29/27  95,000 91
Citigroup, VR, 3.106%, 4/8/26  (11) 185,000 178
Citigroup, VR, 4.658%, 5/24/28  (11) 90,000 87
Citigroup, VR, 5.61%, 9/29/26  (11) 430,000 429
Citigroup, VR, 6.174%, 5/25/34  (11) 255,000 253
Citigroup, Series VAR, VR, 3.07%, 2/24/28  (11) 405,000 376
CNO Financial Group, 5.25%, 5/30/25  152,000 150
Columbia Pipelines Holding, 6.042%, 8/15/28  (1) 205,000 207
Comcast, 3.25%, 11/1/39  445,000 337
Corebridge Financial, 3.65%, 4/5/27  65,000 61
Corebridge Financial, 3.90%, 4/5/32  110,000 96
Crown Castle, 2.25%, 1/15/31  860,000 689
Crown Castle, 3.80%, 2/15/28  65,000 61
Crown Castle Towers, 3.663%, 5/15/25  (1) 725,000 699
CVS Health, 3.25%, 8/15/29  100,000 90
CVS Health, 4.30%, 3/25/28  65,000 63
CVS Health, 5.05%, 3/25/48  549,000 480
CVS Health, 5.625%, 2/21/53  335,000 316
CVS Health, 5.875%, 6/1/53  175,000 170
Daimler Truck Finance North America, 5.125%, 1/19/28  (1) 150,000 148
Danske Bank, VR, 3.244%, 12/20/25  (1)(11) 205,000 198
Danske Bank, VR, 3.773%, 3/28/25  (1)(11) 255,000 253
Diamondback Energy, 6.25%, 3/15/53  150,000 152
Dollar General, 3.875%, 4/15/27  65,000 62
Dollar General, 5.45%, 7/5/33  266,000 259
DTE Energy, 4.875%, 6/1/28  60,000 59

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Duke Energy, 5.00%, 8/15/52  460,000 400
Duke Energy, 6.10%, 9/15/53  430,000 435
Edison International, 4.95%, 4/15/25  25,000 25
EDP Finance, 6.30%, 10/11/27  (1) 200,000 206
Elevance Health, 5.125%, 2/15/53  165,000 152
Enbridge, 4.25%, 12/1/26  60,000 58
Enbridge, 6.20%, 11/15/30  95,000 99
Enbridge, 6.70%, 11/15/53  150,000 164
Enel Finance America, 7.10%, 10/14/27  (1) 200,000 209
Enel Finance International, 6.80%, 10/14/25  (1) 200,000 203
Energy Transfer, 2.90%, 5/15/25  140,000 134
Energy Transfer, 6.40%, 12/1/30  150,000 156
Energy Transfer, 6.55%, 12/1/33  100,000 105
Equifax, 5.10%, 12/15/27  120,000 119
Equitable Financial Life Global Funding, 1.00%, 1/9/26  (1) 295,000 266
Equitable Holdings, 4.35%, 4/20/28  880,000 837
Exelon, 5.15%, 3/15/28  60,000 60
Exelon, 5.60%, 3/15/53  235,000 224
Fifth Third Bancorp, 2.375%, 1/28/25  65,000 62
Fifth Third Bancorp, 2.55%, 5/5/27  40,000 36
Fifth Third Bancorp, 3.95%, 3/14/28  75,000 70
Fifth Third Bancorp, VR, 4.772%, 7/28/30  (11) 100,000 93
Fifth Third Bancorp, VR, 6.339%, 7/27/29  (11) 170,000 172
Fiserv, 4.20%, 10/1/28  60,000 57
Ford Motor Credit, 6.798%, 11/7/28  200,000 204
Ford Motor Credit, 7.122%, 11/7/33  200,000 208
Freeport-McMoRan, 4.375%, 8/1/28  30,000 28
Freeport-McMoRan, 5.00%, 9/1/27  3,000 3
Freeport-McMoRan, 5.45%, 3/15/43  180,000 161
General Motors Financial, 4.00%, 10/6/26  60,000 57
General Motors Financial, 5.80%, 6/23/28  60,000 60
Georgia Power, 4.95%, 5/17/33  330,000 319
GLP Capital, 3.35%, 9/1/24  100,000 98
Goldman Sachs Group, 3.50%, 11/16/26  145,000 138
Goldman Sachs Group, VR, 1.542%, 9/10/27  (11) 410,000 364
Goldman Sachs Group, VR, 3.615%, 3/15/28  (11) 390,000 367
Goldman Sachs Group, VR, 3.691%, 6/5/28  (11) 125,000 117
Goldman Sachs Group, VR, 4.482%, 8/23/28  (11) 395,000 381
Hasbro, 3.55%, 11/19/26  69,000 65
HCA, 2.375%, 7/15/31  140,000 111
HCA, 3.125%, 3/15/27  165,000 153
HCA, 3.375%, 3/15/29  65,000 58
HCA, 3.50%, 9/1/30  278,000 244
HCA, 4.50%, 2/15/27  60,000 58
HCA, 5.375%, 9/1/26  130,000 129

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA, 5.875%, 2/15/26  120,000 120
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 111
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 399
HSBC Holdings, VR, 4.755%, 6/9/28  (11) 480,000 464
HSBC Holdings, VR, 5.21%, 8/11/28  (11) 335,000 329
HSBC Holdings, VR, 6.254%, 3/9/34  (8)(11) 545,000 554
HSBC Holdings, VR, 7.399%, 11/13/34  (11) 320,000 332
Humana, 4.875%, 4/1/30  310,000 301
Humana, 5.50%, 3/15/53  325,000 310
Humana, 5.95%, 3/15/34  175,000 179
Huntington National Bank, VR, 5.699%, 11/18/25  (11) 250,000 244
Hyundai Capital America, 5.50%, 3/30/26  (1) 100,000 99
Hyundai Capital America, 6.50%, 1/16/29  (1) 60,000 61
Indiana Michigan Power, 5.625%, 4/1/53  30,000 29
ING Groep, VR, 6.114%, 9/11/34  (11) 200,000 200
Intercontinental Exchange, 2.65%, 9/15/40  90,000 63
Intercontinental Exchange, 4.35%, 6/15/29  350,000 337
Interpublic Group, 4.65%, 10/1/28  140,000 134
Intesa Sanpaolo, 7.20%, 11/28/33  (1) 375,000 380
Intesa Sanpaolo, 7.80%, 11/28/53  (1) 450,000 456
Intuit, 5.50%, 9/15/53  170,000 175
IQVIA, 6.25%, 2/1/29  (1) 190,000 192
JPMorgan Chase, VR, 1.578%, 4/22/27  (11) 1,340,000 1,213
JPMorgan Chase, VR, 2.182%, 6/1/28  (11) 510,000 457
JPMorgan Chase, VR, 2.522%, 4/22/31  (11) 475,000 398
JPMorgan Chase, VR, 2.739%, 10/15/30  (11) 195,000 168
JPMorgan Chase, VR, 2.956%, 5/13/31  (11) 260,000 220
JPMorgan Chase, VR, 3.96%, 1/29/27  (11) 90,000 87
JPMorgan Chase, VR, 6.254%, 10/23/34  (11) 245,000 255
KBC Group, VR, 5.796%, 1/19/29  (1)(11) 640,000 634
KBC Group, VR, 6.324%, 9/21/34  (1)(11) 345,000 346
Kinder Morgan, 4.30%, 3/1/28  65,000 63
Las Vegas Sands, 3.50%, 8/18/26  170,000 160
Lowe's, 4.25%, 4/1/52  205,000 161
Lowe's, 5.625%, 4/15/53  120,000 117
Lowe's, 5.75%, 7/1/53  110,000 108
LSEGA Financing, 2.00%, 4/6/28  (1) 1,020,000 881
LSEGA Financing, 2.50%, 4/6/31  (1) 285,000 235
LSEGA Financing, 3.20%, 4/6/41  (1) 200,000 146
Marathon Oil, 4.40%, 7/15/27  60,000 57
Marriott International, 5.00%, 10/15/27  245,000 244
Mars, 4.75%, 4/20/33  (1) 310,000 301
Marsh & McLennan, 2.25%, 11/15/30  140,000 116
Marsh & McLennan, 5.70%, 9/15/53  375,000 382
Mattel, 5.875%, 12/15/27  (1) 300,000 295
Meta Platforms, 5.60%, 5/15/53  555,000 564

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metropolitan Life Global Funding I, 5.15%, 3/28/33  (1) 180,000 175
Micron Technology, 4.185%, 2/15/27  90,000 87
Micron Technology, 5.327%, 2/6/29  180,000 178
Micron Technology, 6.75%, 11/1/29  160,000 167
MidAmerican Energy, 5.85%, 9/15/54  125,000 128
Morgan Stanley, VR, 4.431%, 1/23/30  (11) 150,000 142
Morgan Stanley, VR, 5.123%, 2/1/29  (11) 830,000 819
MPLX, 4.125%, 3/1/27  60,000 58
Mylan, 4.55%, 4/15/28  65,000 61
Netflix, 4.625%, 5/15/29 (EUR)  500,000 564
NextEra Energy Capital Holdings, 2.44%, 1/15/32  305,000 245
NextEra Energy Capital Holdings, 3.00%, 1/15/52  287,000 178
NextEra Energy Capital Holdings, 5.25%, 2/28/53  135,000 122
NextEra Energy Capital Holdings, 5.749%, 9/1/25  210,000 210
NiSource, 3.49%, 5/15/27  70,000 66
NiSource, 5.25%, 3/30/28  65,000 65
Nissan Motor Acceptance, 1.85%, 9/16/26  (1) 125,000 110
NRG Energy, 4.45%, 6/15/29  (1) 155,000 141
Occidental Petroleum, 6.375%, 9/1/28  85,000 87
Occidental Petroleum, 8.875%, 7/15/30  655,000 748
ONEOK, 5.65%, 11/1/28  60,000 60
ONEOK, 5.80%, 11/1/30  120,000 121
ONEOK, 6.05%, 9/1/33  175,000 178
O'Reilly Automotive, 5.75%, 11/20/26  90,000 91
Ovintiv, 5.65%, 5/15/28  65,000 65
Pacific Gas & Electric, 2.10%, 8/1/27  142,000 125
Pacific Gas & Electric, 2.50%, 2/1/31  340,000 271
Pacific Gas & Electric, 4.55%, 7/1/30  305,000 280
Pacific Gas & Electric, 5.90%, 6/15/32  110,000 108
Pacific Gas & Electric, 6.70%, 4/1/53  110,000 111
Pacific Gas & Electric, 6.95%, 3/15/34  175,000 185
Palomino Funding Trust I, 7.233%, 5/17/28  (1) 630,000 647
Pfizer Investment Enterprises, 4.75%, 5/19/33  205,000 199
Pfizer Investment Enterprises, 5.30%, 5/19/53  205,000 199
Pfizer Investment Enterprises, 5.34%, 5/19/63  310,000 297
Philip Morris International, 5.125%, 2/15/30  215,000 212
Pioneer Natural Resources, 5.10%, 3/29/26  110,000 109
PNC Financial Services Group, 2.55%, 1/22/30  110,000 93
PNC Financial Services Group, VR, 6.037%, 10/28/33  (11) 365,000 364
PNC Financial Services Group, VR, 6.615%, 10/20/27  (11) 60,000 61
PNC Financial Services Group, Series T, VR, 3.40%  (11)(12) 17,000 13
Public Service Enterprise Group, 5.875%, 10/15/28  65,000 66
Public Storage Operating, 5.35%, 8/1/53  70,000 67
Regency Centers, 3.60%, 2/1/27  300,000 284
Revvity, 1.90%, 9/15/28  280,000 236

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revvity, 2.25%, 9/15/31  150,000 117
Revvity, 3.30%, 9/15/29  105,000 92
Reynolds American, 4.45%, 6/12/25  53,000 52
Rogers Communications, 3.20%, 3/15/27  200,000 186
Rogers Communications, 3.80%, 3/15/32  210,000 182
Rogers Communications, 4.35%, 5/1/49  30,000 23
Rogers Communications, 4.55%, 3/15/52  950,000 748
Ross Stores, 1.875%, 4/15/31  365,000 286
Sabine Pass Liquefaction, 4.20%, 3/15/28  65,000 62
Santander Holdings USA, VR, 2.49%, 1/6/28  (11) 190,000 170
Santander Holdings USA, VR, 6.499%, 3/9/29  (11) 80,000 80
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (11) 930,000 854
SBA Tower Trust, 1.84%, 4/15/27  (1) 440,000 383
SBA Tower Trust, 2.328%, 1/15/28  (1) 75,000 64
SBA Tower Trust, 2.593%, 10/15/31  (1) 360,000 280
Sempra, 3.40%, 2/1/28  65,000 60
Sempra, 3.70%, 4/1/29  105,000 97
Southern, 5.20%, 6/15/33  495,000 485
Southern, 5.70%, 3/15/34  230,000 234
Southern California Edison, 5.70%, 3/1/53  170,000 164
Southern California Edison, Series D, 4.70%, 6/1/27  235,000 231
Sprint Capital, 6.875%, 11/15/28  405,000 428
Sprint Capital, 8.75%, 3/15/32  245,000 293
Standard Chartered, VR, 1.456%, 1/14/27  (1)(11) 210,000 190
Standard Chartered, VR, 2.608%, 1/12/28  (1)(11) 935,000 839
Standard Chartered, VR, 3.971%, 3/30/26  (1)(11) 205,000 199
Sutter Health, 5.164%, 8/15/33  100,000 98
T-Mobile USA, 5.75%, 1/15/54  620,000 612
T-Mobile USA, 6.00%, 6/15/54  130,000 133
Targa Resources Partners, 5.00%, 1/15/28  60,000 58
Targa Resources Partners, 5.50%, 3/1/30  450,000 435
Targa Resources Partners, 6.875%, 1/15/29  74,000 75
Thermo Fisher Scientific, 5.20%, 1/31/34  140,000 140
Toronto-Dominion Bank, 5.523%, 7/17/28  65,000 65
Truist Financial, VR, 4.123%, 6/6/28  (11) 107,000 101
U.S. Bancorp, VR, 3.70%  (11)(12) 40,000 30
U.S. Bancorp, VR, 6.787%, 10/26/27  (11) 60,000 62
UBS Group, 3.75%, 3/26/25  640,000 621
UBS Group, VR, 5.959%, 1/12/34  (1)(11) 315,000 310
UBS Group, VR, 6.301%, 9/22/34  (1)(11) 225,000 227
UBS Group, VR, 9.25%  (1)(11)(12) 200,000 212
UBS Group, VR, 9.25%  (1)(11)(12) 200,000 209
UnitedHealth Group, 2.75%, 5/15/40  70,000 50
UnitedHealth Group, 4.50%, 4/15/33  310,000 297
UnitedHealth Group, 5.05%, 4/15/53  465,000 436
UnitedHealth Group, 5.875%, 2/15/53  270,000 287

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utah Acquisition Sub, 3.95%, 6/15/26  851,000 810
Utah Acquisition Sub, 5.25%, 6/15/46  30,000 23
VF, 2.95%, 4/23/30  180,000 146
Viatris, 3.85%, 6/22/40  283,000 194
Viatris, 4.00%, 6/22/50  155,000 100
Vistra Operations, 5.125%, 5/13/25  (1) 355,000 349
Vistra Operations, 6.95%, 10/15/33  (1) 130,000 133
Volkswagen Group of America Finance, 3.20%, 9/26/26  (1) 600,000 562
Walt Disney, 3.60%, 1/13/51  175,000 132
Warnermedia Holdings, 3.755%, 3/15/27  520,000 489
Wells Fargo, 4.30%, 7/22/27  290,000 278
Wells Fargo, VR, 2.393%, 6/2/28  (11) 1,860,000 1,662
Wells Fargo, VR, 2.572%, 2/11/31  (11) 1,645,000 1,376
Wells Fargo, VR, 2.879%, 10/30/30  (11) 850,000 727
Wells Fargo, VR, 3.196%, 6/17/27  (11) 95,000 90
Wells Fargo, VR, 6.491%, 10/23/34  (11) 275,000 287
Western Midstream Operating, 4.50%, 3/1/28  60,000 57
Westlake, 1.625%, 7/17/29 (EUR)  177,000 166
Williams, 3.75%, 6/15/27  60,000 57
Xcel Energy, 3.40%, 6/1/30  360,000 323
Total Corporate Bonds (Cost $80,585) 75,743
EQUITY MUTUAL FUNDS 11.3%
T. Rowe Price Institutional Emerging Markets Equity Fund  (3) 2,673,944 84,229
T. Rowe Price Multi-Strategy Total Return Fund - I Class  (3) 6,676,912 65,300
T. Rowe Price Real Assets Fund - I Class  (3) 5,445,592 73,298
Total Equity Mutual Funds (Cost $205,601) 222,827
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  225,000 249
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  254,000 280
Total Foreign Government Obligations & Municipalities (Cost
$504) 529
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.5%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
TSFR + 1.297%, 6.62%, 9/15/32  (1) 190,000 187
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51  (1) 392,138 296
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.597%, 11/15/34  (1) 195,000 69

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56  (1) 190,645 160
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M TSFR + 1.046%, 6.369%, 4/15/34  (1) 535,000 531
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.464%, 6/15/27  (1) 345,000 344
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%,
6.734%, 10/15/36  (1) 330,000 317
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51  (1) 390,832 295
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51  (1) 150,592 118
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65  (1) 44,259 42
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  293,500 282
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.443%, 2/25/30  56,487 56
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37  (1) 202,666 185
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45  (1) 430,000 250
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M TSFR + 0.964%, 6.00%, 3/25/50  (1) 61,339 56
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO, ARM,
2.50%, 6/25/51  (1) 325,069 245
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50  (1) 77,440 69
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (1) 25,852 23
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58  (1) 19,047 17
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.148%, 6.471%, 12/15/36  (1) 370,000 367
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 7.07%, 12/15/36  (1) 335,000 331
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 4.154%, 7/25/44  (1) 5,940 6
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.925%, 10/25/50  (1) 168,889 136
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51  (1) 296,617 224
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52  (1) 301,556 227
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56  (1) 132,314 102

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33  (1) 145,000 126
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (1) 67,518 58
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (1) 78,040 67
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.574%, 12/25/50  (1) 231,380 186
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50  (1) 65,771 56
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50  (1) 6,476 6
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50  (1) 14,246 14
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.264%, 6/25/50  (1) 237,920 195
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR + 1.464%,
6.787%, 8/15/38  (1) 680,085 638
Morgan Stanley Residential Mortgage Loan Trust, Series  2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68  (1) 98,920 100
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51  (1) 244,998 185
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60  (1) 171,614 148
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63  (1) 98,944 100
SCG Mortgage Trust, Series 2023-NASH, Class A, ARM, 1M TSFR
+ 2.391%, 7.722%, 12/15/40  (1) 430,000 429
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.437%, 4/25/43  135,494 125
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.779%, 8/25/47  (1) 197,208 175
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47  (1) 41,527 37
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48  (1) 9,639 8
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48  (1) 29,783 27
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (1) 7,458 7
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.628%, 8/25/33  (1) 165,115 166
Structured Agency Credit Risk Debt Notes, Series 2023-HQA3,
Class A1, CMO, ARM, SOFR30A + 1.85%, 7.172%, 11/25/43  (1) 125,000 126
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, CMO,
ARM, 1M TSFR + 1.114%, 6.457%, 10/25/59  (1) 72,572 73

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51  (1) 310,157 234
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60  (1) 100,000 95
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66  (1) 178,779 139
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  695,000 630
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,165,000 994
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36  (1) 100,000 76
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$11,796) 10,155
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  14,566 1,334
Total Consumer Discretionary 1,334
Total Preferred Stocks (Cost $1,238) 1,334
PRIVATE INVESTMENT COMPANIES 4.3%
Blackstone Partners Offshore Fund  (5)(7) 36,840 85,302
Total Private Investment Companies (Cost $57,296) 85,302
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.0%
U.S. Government Agency Obligations 3.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  91,624 86
3.00%, 12/1/42 - 2/1/47  896,727 791
3.50%, 8/1/42 - 3/1/46  851,262 777
4.00%, 8/1/40 - 12/1/41  352,208 331
4.50%, 6/1/39 - 10/1/41  258,729 251
5.00%, 1/1/24 - 8/1/40  91,110 89
6.00%, 10/1/32 - 8/1/38  69,055 71
6.50%, 11/1/29 - 10/1/32  7,043 8
7.00%, 10/1/25 - 6/1/32  4,426 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.725%, 5.975%, 7/1/35  1,292 1
RFUCCT1Y + 1.75%, 4.125%, 2/1/35  5,397 5

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RFUCCT1Y + 1.842%, 4.091%, 1/1/37  10,283 10
RFUCCT1Y + 1.918%, 4.292%, 2/1/37  8,821 9
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  171,451 34
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  133,092 113
2.00%, 8/1/36 - 9/1/52  5,642,780 4,439
2.50%, 6/1/37 - 5/1/52  6,423,385 5,302
3.00%, 5/1/31 - 6/1/52  2,850,271 2,453
3.50%, 6/1/47 - 9/1/52  927,183 830
4.00%, 8/1/37 - 9/1/52  612,840 574
4.50%, 9/1/37 - 11/1/52  974,692 914
5.00%, 10/1/52 - 5/1/53  191,415 184
5.50%, 8/1/53  712,869 703
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  90,561 79
3.50%, 6/1/42 - 5/1/46  460,090 419
4.00%, 11/1/40  163,799 155
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.869%,
6.119%, 8/1/36  12,147 12
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  2,221 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,693,493 1,412
2.00%, 5/1/36 - 4/1/52  15,815,667 12,594
2.50%, 1/1/32 - 4/1/52  8,498,596 7,004
3.00%, 8/1/27 - 4/1/52  5,692,631 4,991
3.50%, 2/1/35 - 1/1/52  3,326,804 3,011
4.00%, 7/1/35 - 12/1/49  2,717,567 2,544
4.50%, 7/1/39 - 8/1/52  1,772,537 1,691
5.00%, 7/1/33 - 9/1/53  1,530,315 1,500
5.50%, 11/1/34 - 10/1/53  758,546 761
6.00%, 3/1/33 - 9/1/53  1,470,982 1,492
6.50%, 7/1/32 - 5/1/40  187,850 193
7.00%, 9/1/30 - 4/1/32  2,705 3
UMBS, TBA  (14)
2.00%, 12/1/38  470,000 410
5.00%, 12/1/53  760,000 731
5.50%, 12/1/53  395,000 389
6.00%, 12/1/53  320,000 321
6.50%, 12/1/53  490,000 498
58,189
U.S. Government Obligations 1.0%
Government National Mortgage Assn.
1.50%, 9/20/36 - 2/20/37  343,175 289
2.00%, 3/20/51 - 3/20/52  4,044,907 3,265
2.50%, 8/20/50 - 3/20/52  4,020,211 3,359
3.00%, 9/15/42 - 6/20/52  3,574,421 3,104

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 11/20/42 - 7/20/52  2,167,822 1,966
4.00%, 2/20/41 - 10/20/52  2,100,376 1,950
4.50%, 11/20/39 - 10/20/52  1,526,230 1,457
5.00%, 7/20/39 - 6/20/48  753,171 748
5.50%, 10/20/32 - 3/20/49  410,145 418
6.00%, 8/20/34 - 12/20/38  172,880 181
6.50%, 2/15/29  1,038 1
7.00%, 9/20/27 - 9/20/53  259,601 268
7.50%, 1/15/30  2,488 3
8.00%, 8/15/24 - 10/20/25  59 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  49,599 44
3.50%, 10/20/50  190,000 151
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  105,273 16
4.00%, 2/20/43  41,053 5
Government National Mortgage Assn., TBA  (14)
2.00%, 12/20/53  285,000 230
4.50%, 12/20/53  190,000 180
5.00%, 12/20/53  365,000 355
5.50%, 12/20/53  1,395,000 1,385
6.00%, 12/20/53  725,000 730
6.50%, 12/20/53  425,000 432
20,537
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $86,422) 78,726
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.9%
U.S. Treasury Obligations 4.9%
U.S. Treasury Bonds, 1.875%, 2/15/41  320,000 213
U.S. Treasury Bonds, 3.00%, 8/15/52  (15) 6,745,000 5,088
U.S. Treasury Bonds, 3.375%, 8/15/42  (15) 8,640,000 7,187
U.S. Treasury Bonds, 3.625%, 2/15/53  5,945,000 5,073
U.S. Treasury Bonds, 3.625%, 5/15/53  366,100 313
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 1,932
U.S. Treasury Bonds, 4.00%, 11/15/42  6,045,000 5,496
U.S. Treasury Bonds, 4.00%, 11/15/52  3,900,000 3,565
U.S. Treasury Bonds, 4.75%, 11/15/53  1,425,000 1,482
U.S. Treasury Notes, 0.625%, 8/15/30  7,455,000 5,849
U.S. Treasury Notes, 1.50%, 1/31/27  6,515,000 5,956
U.S. Treasury Notes, 2.25%, 1/31/24  8,025,000 7,984
U.S. Treasury Notes, 3.875%, 11/30/29  2,680,000 2,610
U.S. Treasury Notes, 4.125%, 6/15/26  10,150,000 10,048
U.S. Treasury Notes, 4.125%, 8/31/30  5,895,000 5,811

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.125%, 11/15/32  6,015,000 5,906
U.S. Treasury Notes, 4.625%, 9/15/26  12,725,500 12,769
U.S. Treasury Notes, 4.625%, 10/15/26  (16) 8,685,000 8,718
96,000
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $100,458) 96,000
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve Fund, 5.41%  (3)(17) 23,859,448 23,859
Total Short-Term Investments (Cost $23,859) 23,859
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(17) 2,284,935 2,285
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,285
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(17) 499,640 500
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 500
Total Securities Lending Collateral (Cost $2,785) 2,785
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 12/22/23 @
$110.00  (5) 102 11,199 95
Total Options Purchased (Cost $91) 95
Total Investments in Securities
100.8% of Net Assets
(Cost $1,622,214) $ 1,989,972

T. ROWE PRICE Spectrum Moderate Allocation Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$34,132 and represents 1.7% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$5,635 and represents 0.3% of net assets.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(9) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Perpetual security with no stated maturity date.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(14) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,661 and represents 0.3% of net assets.
(15) All or a portion of this security is pledged to cover or as collateral for written call options at November 30, 2023.
(16) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(17) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
1/19/24 @ $4,575.00 195 89,072 (1,701)
Total Options Written (Premiums $(1,466)) $ (1,701)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 7,800 193 207 (14)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 444 11 10 1
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 444 13 13 —
Total Bilateral Credit Default Swaps, Protection
Bought 230 (13)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 88 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 231 (13)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 * 2,198 107 6 101
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 14,332 269 181 88

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 * 1,762 4 (18) 22
Total Centrally Cleared Credit Default Swaps,
Protection Sold 211
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive Fixed
3.049% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 11/20/28 (EUR) 16,858 94 — 94
5 Year Interest Rate Swap, Receive Fixed
3.111% Annually, Pay Variable 4.076% (6M
EURIBOR) Semi-Annually, 11/17/28 (EUR) 14,721 126 — 126
30 Year Interest Rate Swap, Pay Fixed
2.843% Annually, Receive Variable 4.071%
(6M EURIBOR) Semi-Annually, 11/20/53
(EUR) 3,614 (77) — (77)
30 Year Interest Rate Swap, Pay Fixed
2.898% Annually, Receive Variable 4.076%
(6M EURIBOR) Semi-Annually, 11/17/53
(EUR) 3,425 (113) — (113)
Total Centrally Cleared Interest Rate Swaps 30
Total Centrally Cleared Swaps 241
Net payments (receipts) of variation margin to date (250)
Variation margin receivable (payable) on centrally cleared swaps $ (9)
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $22.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/19/24 CAD 3,945 USD 2,910 $ —
Bank of America 1/19/24 JPY 321,358 USD 2,168 17
Bank of America 1/19/24 NZD 1,215 USD 729 19
Bank of America 1/19/24 USD 479 CAD 660 (8)
Canadian Imperial Bank
of Commerce 1/19/24 USD 472 CAD 650 (7)
Citibank 12/8/23 THB 25,740 USD 728 4
Citibank 1/17/24 USD 736 KRW 975,215 (17)
Citibank 1/19/24 AUD 2,280 USD 1,459 50
Citibank 1/19/24 USD 479 CAD 660 (8)
Citibank 1/19/24 USD 717 NZD 1,215 (31)
Deutsche Bank 1/17/24 USD 727 KRW 972,470 (22)
Deutsche Bank 1/19/24 JPY 321,358 USD 2,169 16
Deutsche Bank 1/19/24 USD 1,438 AUD 2,280 (71)
Goldman Sachs 1/19/24 USD 949 JPY 140,186 (4)
HSBC Bank 12/7/23 PHP 40,586 USD 728 3
HSBC Bank 1/19/24 USD 1,425 CAD 1,975 (31)
JPMorgan Chase 1/19/24 USD 1,898 JPY 280,414 (9)
Morgan Stanley 12/8/23 USD 712 THB 25,740 (20)
Standard Chartered 1/17/24 KRW 1,947,685 USD 1,496 6
State Street 1/19/24 USD 1,488 JPY 222,115 (23)
UBS Investment Bank 12/7/23 PHP 40,749 USD 731 4
UBS Investment Bank 12/7/23 USD 1,428 PHP 81,335 (37)
UBS Investment Bank 2/23/24 USD 1,556 EUR 1,426 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (171)

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 80 MSCI EAFE Index contracts 12/23 (8,506) $ (83)
Long, 117 S&P 500 E-Mini Index contracts 12/23 26,774 770
Long, 429 U.S. Treasury Notes five year contracts 3/24 45,839 334
Long, 358 U.S. Treasury Notes two year contracts 3/24 73,197 11
Short, 74 Ultra U.S. Treasury Bonds contracts 3/24 (9,102) (146)
Short, 19 Ultra U.S. Treasury Notes ten year contracts 3/24 (2,157) 3
Net payments (receipts) of variation margin to date (966)
Variation margin receivable (payable) on open futures contracts $ (77)

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.20%  $ (1,775) $ (1,106) $ 1,121
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.80%  — (1) —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.70%  (1,999) 3,675 1,830
T. Rowe Price Institutional Emerging Markets
Equity Fund  (390) (621) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.83%  (328) 840 1,109
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.99%  (808) 2,265 2,099
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.62%  (1,940) 3,080 1,209
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 5.65%  — (2) 3
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  (1,695) 3,840 —
T. Rowe Price Real Assets Fund - I Class  — 2,599 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.66%  (2,045) (4,908) 1,140
T. Rowe Price Government Reserve Fund, 5.42% — — —++
T. Rowe Price Treasury Reserve Fund, 5.41% — — 1,201
Totals $ (10,980)# $ 9,661 $ 9,712+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.20%  $ 59,822 $ 1,622 $ 9,775 $ 50,563
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.80%  7 — — 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.70%  64,066 1,829 7,849 61,721
T. Rowe Price Institutional
Emerging Markets Equity Fund  86,490 — 1,640 84,229
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.83%  27,850 1,109 7,178 22,621
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.99%  60,296 3,100 6,058 59,603
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.62%  84,741 1,208 10,190 78,839
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 5.65%  78 3 — 79
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  77,155 — 15,695 65,300
T. Rowe Price Real Assets Fund
- I Class  54,489 16,210 — 73,298
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
4.66%  65,095 1,990 4,045 58,132
T. Rowe Price Government
Reserve Fund, 5.42% 817   ¤   ¤ 2,785
T. Rowe Price Treasury Reserve
Fund, 5.41% 54,980   ¤   ¤ 23,859
Total $ 581,035^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $9,712 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $633,670.

T. ROWE PRICE Spectrum Moderate Allocation Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,622,214) $ 1,989,972
Receivable for investment securities sold 11,928
Interest and dividends receivable 3,642
Receivable for shares sold 495
Foreign currency (cost $335) 334
Bilateral swap premiums paid 231
Unrealized gain on forward currency exchange contracts 119
Cash 48
Unrealized gain on bilateral swaps 1
Other assets 3,383
Total assets 2,010,153
Liabilities
Payable for investment securities purchased 15,318
Payable for shares redeemed 7,540
Obligation to return securities lending collateral 2,785
Options written (premiums $1,466) 1,701
Investment management fees payable 577
Unrealized loss on forward currency exchange contracts 290
Due to affiliates 96
Variation margin payable on futures contracts 77
Unrealized loss on bilateral swaps 14
Variation margin payable on centrally cleared swaps 9
Payable to directors 1
Other liabilities 7,631
Total liabilities 36,039
NET ASSETS $ 1,974,114

T. ROWE PRICE Spectrum Moderate Allocation Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 336,232
Paid-in capital applicable to 87,939,254 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 1,637,882
NET ASSETS $ 1,974,114
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,032,472; Shares outstanding: 45,976,551) $ 22.46
I Class
(Net assets: $941,642; Shares outstanding: 41,962,703) $ 22.44

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $160) $ 18,035
    Interest 5,588
Securities lending 7
Total income 23,630
Expenses
Investment management 5,431
Shareholder servicing
Investor Class $ 767
I Class 78 845
Prospectus and shareholder reports
Investor Class 27
I Class 6 33
Custody and accounting 177
Legal and audit 31
Registration 30
Proxy and annual meeting 17
Directors 4
Miscellaneous 55
Waived / paid by Price Associates (1,808)
Total expenses 4,815
Net investment income 18,815

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 46,213
Futures 2,043
Swaps 146
Options written (6,246)
Forward currency exchange contracts 153
Foreign currency transactions 31
Net realized gain 42,340
Change in net unrealized gain / loss
Securities 33,428
Futures 1,323
Swaps 119
Options written (142)
Forward currency exchange contracts (121)
Other assets and liabilities denominated in foreign currencies 85
Change in net unrealized gain / loss 34,692
Net realized and unrealized gain / loss 77,032
INCREASE IN NET ASSETS FROM OPERATIONS
$ 95,847

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 18,815 $ 41,599
Net realized gain 42,340 11,156
Change in net unrealized gain / loss 34,692 (73,895)
Increase (decrease) in net assets from operations 95,847 (21,140)
Distributions to shareholders
Net earnings
Investor Class (12,463) (79,353)
I Class (11,881) (72,189)
Decrease in net assets from distributions (24,344) (151,542)
Capital share transactions
*
Shares sold
Investor Class 40,610 92,706
I Class 38,027 105,387
Distributions reinvested
Investor Class 12,069 76,585
I Class 11,556 70,489
Shares redeemed
Investor Class (147,036) (280,786)
I Class (121,519) (195,377)
Decrease in net assets from capital share
transactions (166,293) (130,996)

T. ROWE PRICE Spectrum Moderate Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Decrease during period (94,790) (303,678)
Beginning of period 2,068,904 2,372,582
End of period $ 1,974,114 $ 2,068,904
*Share information (000s)
Shares sold
Investor Class 1,843 4,243
I Class 1,745 4,819
Distributions reinvested
Investor Class 554 3,673
I Class 531 3,384
Shares redeemed
Investor Class (6,687) (12,897)
I Class (5,538) (8,967)
Decrease in shares outstanding (7,552) (5,745)

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate Allocation
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund has two classes of shares:
the Spectrum Moderate Allocation Fund (Investor Class) and the Spectrum Moderate
Allocation Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain

T. ROWE PRICE Spectrum Moderate Allocation Fund

for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Spectrum Moderate Allocation Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Spectrum Moderate Allocation Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services

T. ROWE PRICE Spectrum Moderate Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Spectrum Moderate Allocation Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 278,723 $ — $ 278,723
Bond Mutual Funds 331,564 — — 331,564
Common Stocks 801,716 237,306 1,260 1,040,282
Convertible Bonds — — — —
Convertible Preferred Stocks — — 3,201 3,201
Equity Mutual Funds 222,827 — — 222,827
Preferred Stocks — 1,334 — 1,334
Private Investment Companies — — 85,302 85,302
Short-Term Investments 23,859 — — 23,859
Securities Lending Collateral 2,785 — — 2,785
Options Purchased 95 — — 95
Total Securities 1,382,846 517,363 89,763 1,989,972
Swaps* — 649 — 649
Forward Currency Exchange
Contracts — 119 — 119
Futures Contracts* 1,118 — — 1,118
Total $ 1,383,964 $ 518,131 $ 89,763 $ 1,991,858
Liabilities
Options Written $ — $ 1,701 $ — $ 1,701
Swaps* — 190 — 190
Forward Currency Exchange
Contracts — 290 — 290
Futures Contracts* 229 — — 229
Total $ 229 $ 2,181 $ — $ 2,410

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2023, totaled $1,247,000 for the six months ended November 30, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
11/30/23
Investment in Securities
Common Stocks $ 2,499 $ (16) $ 467 $ (1,690) $ 1,260
Convertible Bonds 8 (8) — — —
Convertible Preferred Stocks 4,718 (977) 43 (583) 3,201
Private Investment Companies 86,906 3,396 — (5,000) 85,302
Total $ 94,131 $ 2,395 $ 510 $ (7,273) $ 89,763
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,260 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
1.7x
– 9.8x
3.5x Increase
Sales growth
rate
7%
– 55%
22% Increase
Enterprise
value to gross
profit multiple
4.7x
– 13.1x
9.1x Increase
Gross profit
growth rate
24%
– 37%
25% Increase
Enterprise
value to
EBITDA
multiple
19.3x 19.3x Increase
Price- to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price- to-
earnings
growth rate
0%
– 85%
43% Increase
Price to
tangible book
value multiple
1.4x
– 1.6x
1.5x Increase
Tangible book
value growth
rate
6% 6% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 5% 5% Increase
Volatility 35%
– 41%
35% Increase
Convertible
Bonds
$ - Recent
comparable
transaction
price(s)
Discount for
uncertainty
100% 100% Decrease
Convertible
Preferred
Stocks
$ 3,201 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 9.8x
4.9x Increase
Sales growth
rate
7%
– 129%
32% Increase
Projected
enterprise
value to sales
multiple
3.6x
– 5.1x
4.7x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 8.4x
7.6x Increase
Enterprise
value to gross
profit multiple
1.6x
– 14.6x
8.7x Increase
Gross profit
growth rate
16%
– 46%
26% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
7.5x
– 19.3x
13.5x Increase
EBITDA
growth rate
65% 65% Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Price- to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price- to-
earnings
growth rate
0%
– 85%
43% Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15%
– 40%
22% Decrease
Discount for
uncertainty
70%
– 100%
74% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 85,302 Rollforward of
Investee NAV
Estimated
return
0.82% 0.82% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
,
Securities^ $ 663
Foreign exchange derivatives Forwards 119
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 429
Equity derivatives Futures 770
^
,*
Total $ 1,981
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 336
Foreign exchange derivatives Forwards 290
Equity derivatives
Futures
,
Options Written 1,784
Total $ 2,410
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 2 $ — $ (1,986) $ — $ (54) $ (2,038)
Foreign
exchange
derivatives (137) — — 153 — 16
Credit
derivatives (5) — — — 200 195
Equity
derivatives — (6,246) 4,029 — — (2,217)
Total $ (140) $ (6,246) $ 2,043 $ 153 $ 146 $ (4,044)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 4 $ — $ 311 $ — $ 30 $ 345
Foreign
exchange
derivatives 65 — — (121) — (56)
Credit
derivatives — — — — 89 89
Equity
derivatives — (142) 1,012 — — 870
Total $ 69 $ (142) $ 1,323 $ (121) $ 119 $ 1,248
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Spectrum Moderate Allocation Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2023, securities valued at $7,888,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2023, securities valued at $6,597,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure

T. ROWE PRICE Spectrum Moderate Allocation Fund

to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 9% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the

T. ROWE PRICE Spectrum Moderate Allocation Fund

holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 6% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks.
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of
Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

T. ROWE PRICE Spectrum Moderate Allocation Fund

Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $18,387,000 (0.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 4% of net assets.

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however,

T. ROWE PRICE Spectrum Moderate Allocation Fund

the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2023, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Investment in Blackstone Partners Offshore Fund  The fund invested in Blackstone
Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone
Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the

T. ROWE PRICE Spectrum Moderate Allocation Fund

underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss.
Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights.
In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of November 30, 2023, the fund’s investment in Blackstone
Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$2,686,000; the value of cash collateral and related investments was $2,785,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $267,929,000 and $416,571,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities aggregated $260,940,000 and $262,685,000, respectively, for the six months ended
November 30, 2023.

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $31,075,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,649,028,000. Net unrealized gain aggregated $340,634,000 at period-end, of which $487,663,000 related to appreciated investments and $147,029,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Spectrum Moderate Allocation Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. At November 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2023, expenses incurred pursuant to these service agreements were
$56,000 for Price Associates; $362,000 for T. Rowe Price Services, Inc.; and $47,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other
Investor Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 09/30/25 09/30/24
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Allocation Fund

accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended November 30, 2023, are as follows:
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.49% $ 140
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% -
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 220
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 474
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 68
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 153
T. Rowe Price International Bond Fund (USD Hedged)
- I Class 0.49% 199
T. Rowe Price Limited Duration Inflation Focused Bond
Fund - I Class 0.25% -
T. Rowe Price Multi-Strategy Total Return Fund - I Class 1.00% 323
T. Rowe Price Real Assets Fund - I Class 0.64% 213
T. Rowe Price U.S. Treasury Long-Term Index Fund - I
Class 0.06% 18
Total Management Fee Waived $ 1,808

T. ROWE PRICE Spectrum Moderate Allocation Fund

Total management fee waived was allocated ratably in the amounts of $949,000 and
$859,000 for the Investor Class and I Class, respectively, for the six months ended
November 30, 2023.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended November 30, 2023, these reimbursements amounted to $11,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Spectrum Moderate Allocation Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Spectrum Moderate Allocation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 153,732,655 10,630,075
Mark J. Parrell 154,658,927 9,656,483
Kellye L. Walker 154,019,917 10,398,997
Eric L. Veiel 153,657,119 10,668,080

T. ROWE PRICE Spectrum Moderate Allocation Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Spectrum Moderate Allocation Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Spectrum Moderate Allocation Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F102-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024